CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 10, 2018	Dec. 31, 2017
Reconciliation of Cash, Cash Equivalents and Restricted Cash
Cash and Equivalents	$ 310,723	$ 62,028	$ 32,084	$ 51,006	$ 29,600
Restricted Cash	4,762	8,335	2,568	13,472	13,841	$ 8,308
Total Cash, Cash Equivalents and Restricted Cash	$ 315,485	$ 70,363	$ 34,652	$ 64,478	$ 43,441	$ 8,308	$ 16,999